Non-controlling interests	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Non-controlling interests
11. Non-controlling interests
The following table summarizes the information relating to Deva, a subsidiary of the Company with a material non-controlling interest (“NCI”). The amounts disclosed are based on those included in the consolidated financial statements before inter-company eliminations.

	December 31, 2023	December 31, 2022
NCI percentage	19.5%	19.5%

Current assets	$2,721	$2,537
Non-current assets	22,095	22,831
Current liabilities	(228)	(154)
Non-current liabilities	(170,070)	(156,057)
Net liabilities	$(145,482)	$(130,843)

Net liabilities allocated to NCI	$(28,369)	$(25,514)

Cash flows used in operating activities	$(2,981)	$(3,095)
Cash flows used in investing activities	—	(33)
Cash flows generated from financing activities	2,954	2,958
Net decrease in cash and cash equivalents	$(27)	$(170)

Net loss and comprehensive loss	$(14,638)	$(373,522)
Net loss allocated to NCI	$(2,854)	$(72,837)

Net loss allocated to NCI in the consolidated statements of operations includes $2,854 related to Deva (2022 – net loss of $72,837) and net loss of $393 related to non-material subsidiaries (2022 – net loss of $192).
The carrying value of the NCI related to Deva is $(8,397) (2022 – $(5,543)) and the carrying value of non-material subsidiaries is $2,215 (2022 – $2,343).
Deva is included in the Romanian reporting segment which is presented as a disposal group held for sale at December 31, 2023. Net loss attributable to Deva is presented as discontinued operations for the years ended December 31, 2023 and 2022 (Note 6).